Segment and geographic information - Net Interest Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 1,469,137	¥ 1,404,766	¥ 1,648,251
Net interest revenue	110,354	141,576	127,695
Net revenue	1,579,491	1,546,342	1,775,946
Non-interest expenses	1,257,417	1,195,456	1,575,901
Income (loss) before income taxes	322,074	350,886	200,045
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	471,565	505,911	394,294
Net interest revenue	4,940	6,005	3,631
Net revenue	476,505	511,916	397,925
Non-interest expenses	314,675	319,915	297,297
Income (loss) before income taxes	161,830	192,001	100,628
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	88,802	77,354	66,489
Net interest revenue	3,552	3,126	2,448
Net revenue	92,354	80,480	68,937
Non-interest expenses	60,256	53,373	47,768
Income (loss) before income taxes	32,098	27,107	21,169
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	626,228	637,987	491,773
Net interest revenue	163,639	127,110	153,083
Net revenue	789,867	765,097	644,856
Non-interest expenses	707,671	653,299	573,199
Income (loss) before income taxes	82,196	111,798	71,657
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	282,542	183,514	695,695
Net interest revenue	(61,777)	5,335	(31,467)
Net revenue	220,765	188,849	664,228
Non-interest expenses	174,815	168,869	657,637
Income (loss) before income taxes	¥ 45,950	¥ 19,980	¥ 6,591